Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	VAN ECK VIP TRUST
Central Index Key	0000811976
Amendment Flag	false
Document Creation Date	Sep. 12, 2014
Document Effective Date	Sep. 17, 2014
Prospectus Date	Sep. 17, 2014